REVENUE - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Royalty revenue	$ 4,360	$ 2,165
Other fixed royalty payments	235	248
Total revenue	4,595	2,413
Wharf [Member]
Revenue [Line Items]
Royalty revenue	1,648	1,050
El Realito [Member]
Revenue [Line Items]
Royalty revenue	2,071	404
Aranzazu [Member]
Revenue [Line Items]
Royalty revenue	137	0
La Encantada [Member]
Revenue [Line Items]
Royalty revenue	504	0
COSE [Member]
Revenue [Line Items]
Royalty revenue	0	228
Joaquin [Member]
Revenue [Line Items]
Royalty revenue	$ 0	$ 483